PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jun. 30, 2023
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
NOTE 7 - PROPERTY, PLANT AND EQUIPMENT
A summary of property, plant and equipment is as follows:

	June 30,
	2022	2023
Buildings	$70,944	$66,681
Machinery	15,619	14,487
Software	20,293	19,943
Vehicles	4,717	4,822
Electronic and other equipment	45,512	41,426
Construction in progress	27,213	69,745

	$184,298	$217,104
Less: Accumulated depreciation and impairment	(86,049)	(82,478)

	$98,249	$134,626

Buildings
and construction in progress
with a total carrying value of $2,687 and $68,341 were pledged to secure lines of credits from various banks in
PRC,
Singapore and Malaysia as of June 30, 2022 and 2023, respectively (note 13).
Buildings
,
vehicles
and construction in progress
with a total carrying value of $1,056 and $65,770 were pledged to secure long-term bank loans as of June 30, 2022 and 2023, respectively (note 14).
Construction in progress consists of capital expenditures and capitalized interest charges related to the construction of facilities and assembly line projects and the expenditures related to the Company’s information system constructions.
The depreciation expenses for the years ended June 30, 2021, 2022 and 2023 were $9,959, $10,263 and $8,612, respectively.
Assets leased to others under operating leases
The Company has entered into operating lease contracts related to certain buildings owned with carrying amounts as shown below:

	June 30,
	2022	2023
Buildings leased to others – at original cost	$22,664	$20,898
Less: Accumulated depreciation	(8,044)	(7,886)

Buildings leased to others – net	$14,620	$13,012